UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21894

Cohen & Steers Emerging Markets Real Estate Fund
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.9%
AUSTRALIA 0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	$0

AUSTRIA 1.8%
DIVERSIFIED 1.1%
Immofinanz Immobilien Anlagen AG(c)	120,080	393,153

RETAIL 0.7%
Atrium European Real Estate Ltd.	60,713	270,792
TOTAL AUSTRIA		663,945

BRAZIL 21.4%
OFFICE 3.8%
BR Properties SA	117,862	1,374,635

RESIDENTIAL 8.7%
Brookfield Incorporacoes SA	94,364	141,371
Even Construtora e Incorporadora SA	162,889	520,653
Ez Tec Empreendimentos e Participacoes SA	53,580	569,477
MRV Engenharia e Participacoes SA	209,134	1,137,929
PDG Realty SA Empreendimentos e Participacoes	488,900	813,561
		3,182,991
RETAIL 8.9%
BR Malls Participacoes SA	192,751	2,249,953
Multiplan Empreendimentos Imobiliarios SA	39,613	1,001,731
		3,251,684
TOTAL BRAZIL		7,809,310

CHILE 0.8%
RETAIL
Parque Arauco SA	159,542	302,395

	Number of Shares	Value
CHINA 5.8%
DIVERSIFIED 2.3%
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	658,400	$844,788

RESIDENTIAL 3.5%
China Vanke Co., Ltd. (HKD)	991,261	1,274,437
TOTAL CHINA		2,119,225

HONG KONG(d) 25.5%
DIVERSIFIED 10.3%
China Resources Land Ltd.	1,022,000	2,066,484
Evergrande Real Estate Group Ltd.	1,348,000	629,265
Longfor Properties Co., Ltd.	706,000	1,041,515
		3,737,264
RESIDENTIAL 15.2%
China Overseas Land & Investment Ltd.	1,840,000	4,346,886
Country Garden Holdings Co.(c)	2,257,950	853,133
Poly Hong Kong Investments Ltd.(c)	683,000	358,468
		5,558,487
TOTAL HONG KONG		9,295,751

INDIA 3.2%
DIVERSIFIED 1.8%
DLF Ltd.	173,560	652,235

RESIDENTIAL 0.5%
Unitech Ltd.(c)	434,410	170,280

RETAIL 0.9%
Phoenix Mills Ltd.	100,207	330,090
TOTAL INDIA		1,152,605

INDONESIA 7.1%
DIVERSIFIED 1.2%
Lippo Karawaci Tbk PT	4,638,500	436,161

	Number of Shares	Value
RESIDENTIAL 4.0%
Alam Sutera Realty Tbk PT	10,019,500	$486,949
Summarecon Agung Tbk PT	5,685,001	973,027
		1,459,976
RETAIL 1.9%
Ciputra Development Tbk PT	10,332,000	709,540
TOTAL INDONESIA		2,605,677

MALAYSIA 3.0%
DIVERSIFIED 1.6%
Mah Sing Group Berhad	441,600	314,672
SP Setia Berhad	244,200	283,255
		597,927
RESIDENTIAL 0.9%
IJM Land Bhd	383,000	307,183

RETAIL 0.5%
CapitaMalls Malaysia Trust	366,500	193,234
TOTAL MALAYSIA		1,098,344

MEXICO 2.4%
DIVERSIFIED 2.0%
Corp. Inmobiliaria Vesta SAB de CV(c)	250,500	357,898
Fibra Uno Administracion SA	183,428	379,173
		737,071
RESIDENTIAL 0.4%
Urbi Desarrollos Urbanos SAB de CV(c)	204,836	121,067
TOTAL MEXICO		858,138

PHILIPPINES 10.2%
DIVERSIFIED 3.4%
Ayala Land	2,378,791	1,245,097

	Number of Shares	Value
RESIDENTIAL 3.1%
Filinvest Land	17,680,677	$576,014
Robinsons Land Corp.	1,123,700	524,905
		1,100,919
RETAIL 3.7%
SM Prime Holdings	4,042,089	1,353,657
TOTAL PHILIPPINES		3,699,673

SOUTH AFRICA 13.1%
DIVERSIFIED 8.0%
Capital Property Fund	352,969	459,789
Growthpoint Properties Ltd.	658,302	2,021,310
Redefine Properties Ltd.	395,593	439,784
		2,920,883
RETAIL 5.1%
Hyprop Investments Ltd.	109,350	899,187
Resilient Property Income Fund Ltd.	165,077	940,328
		1,839,515
TOTAL SOUTH AFRICA		4,760,398

THAILAND 5.6%
RESIDENTIAL 3.3%
LPN Development PCL	1,498,400	828,477
Supalai PCL	650,100	371,840
		1,200,317
RETAIL 2.3%
Central Pattana PCL	540,800	842,046
TOTAL THAILAND		2,042,363
TOTAL COMMON STOCK (Identified cost—$33,491,041)		36,407,824

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		100,000	$100,000
Federated Government Obligations Fund, 0.01%(e)		100,000	100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$200,000)			200,000

TOTAL INVESTMENTS (Identified cost—$33,691,041)	100.5%		36,607,824

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)		(172,091)

NET ASSETS	100.0%		$36,435,733

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c) Non-income producing security.

(d) Investments comply with emerging markets definition as disclosed in the Fund’s prospectus.

(e) Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Residential	39.6
Diversified	31.7
Retail	24.8
Office	3.8
Other	0.1
100.0

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended July 31, 2012.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$36,407,824	$36,407,824	$—	$—	(a)
Money Market Funds	200,000	—	200,000	—
Total Investments(b)	$36,607,824	$36,407,824	$200,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of July 31, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$33,691,041
Gross unrealized appreciation	$5,507,444
Gross unrealized depreciation	(2,590,661)
Net unrealized appreciation	$2,916,783

Note 3. Subsequent Events

On September 19, 2012, the Board of Directors of the Fund approved William Leung as a new addition to the portfolio management team, which will become effective on October 1, 2012.  William Leung will serve as a vice president of the Advisor and Cohen & Steers.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: September 26, 2012